Report of Independent Registered Public Accounting Firm

To the Board of Directors of Northwestern Mutual Series Fund, Inc. and Shareholders of the funds listed in Appendix 1

In planning and performing our audits of the financial statements of the funds listed in Appendix 1 (hereafter collectively referred to as the “Funds”) as of and for the year or period ended December 31, 2025, in accordance with the standards of the Public Company Accounting Oversight Board (United States) (PCAOB), we considered the Funds’ internal control over financial reporting, including controls over safeguarding securities, as a basis for designing our auditing procedures for the purpose of expressing our opinion on the financial statements and to comply with the requirements of Form N-CEN, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting. Accordingly, we do not express an opinion on the effectiveness of the Funds’ internal control over financial reporting.

The management of the Funds are responsible for establishing and maintaining effective internal control over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A company’s internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of financial statements for external purposes in accordance with generally accepted accounting principles. A company’s internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the company; (2) provide reasonable assurance that transactions are recorded as necessary to permit preparation of financial statements in accordance with generally accepted accounting principles, and that receipts and expenditures of the company are being made only in accordance with authorizations of management and directors of the company; and (3) provide reasonable assurance regarding prevention or timely detection of unauthorized acquisition, use or disposition of a company’s assets that could have a material effect on the financial statements.

Because of its inherent limitations, internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over financial reporting exists when the design or operation of a control does not allow management or employees, in the normal course of performing their assigned functions, to prevent or detect misstatements on a timely basis. A material weakness is a deficiency, or a combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the company’s annual or interim financial statements will not be prevented or detected on a timely basis.

Our consideration of the Funds’ internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control over financial reporting that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Funds’ internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of December 31, 2025.

This report is intended solely for the information and use of the Board of Directors of Northwestern Mutual Series Fund, Inc. and the Securities and Exchange Commission and is not intended to be and should not be used by anyone other than these specified parties.

                   /s/PricewaterhouseCoopers LLP

Milwaukee, WI February 20, 2026

Appendix 1

Fund	Year or Period
Growth Stock Portfolio	For the year ended December 31, 2025
Focused Appreciation Portfolio	For the year ended December 31, 2025
Large Cap Core Stock Portfolio	For the year ended December 31, 2025
Large Cap Blend Portfolio	For the year ended December 31, 2025
Index 500 Stock Portfolio	For the year ended December 31, 2025
Large Company Value Portfolio	For the year ended December 31, 2025
Domestic Equity Portfolio	For the year ended December 31, 2025
Equity Income Portfolio	For the year ended December 31, 2025
Mid Cap Growth Stock Portfolio	For the year ended December 31, 2025
Index 400 Stock Portfolio	For the year ended December 31, 2025
Mid Cap Value Portfolio	For the year ended December 31, 2025
Small Cap Growth Stock Portfolio	For the year ended December 31, 2025
Index 600 Stock Portfolio	For the year ended December 31, 2025
Small Cap Value Portfolio	For the year ended December 31, 2025
International Growth Portfolio	For the year ended December 31, 2025
Research International Core Portfolio	For the year ended December 31, 2025
International Equity Portfolio	For the year ended December 31, 2025
Emerging Markets Equity Portfolio	For the year ended December 31, 2025
Government Money Market Portfolio	For the year ended December 31, 2025
Short-Term Bond Portfolio	For the year ended December 31, 2025
Select Bond Portfolio	For the year ended December 31, 2025

Long-Term U.S. Government Bond Portfolio	For the year ended December 31, 2025
Inflation Managed Portfolio	For the year ended December 31, 2025
High Yield Bond Portfolio	For the year ended December 31, 2025
Multi-Sector Bond Portfolio	For the year ended December 31, 2025
Active/Passive Balanced Portfolio	For the year ended December 31, 2025
Active/Passive Moderate Portfolio	For the year ended December 31, 2025
Active/Passive Aggressive Portfoli0	For the period June 30, 2025 (commencement of operations) through December 31, 2025
Active/Passive Very Aggressive Portfolio	For the period June 30, 2025 (commencement of operations) through December 31, 2025
Active/Passive Conservative Portfolio	For the period June 30, 2025 (commencement of operations) through December 31, 2025